Provisions - Summary of Current and Non Current Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of total provisions [line items]
Non-Current	₨ 29,854	$ 408	₨ 26,663
Current	2,378	33	2,471
Total	32,232	441	29,134
Employee benefits provision [member]
Disclosure of total provisions [line items]
Non-Current	117	2	91
Current	1,545	21	1,742
Total	1,662	23	1,833
Provision for restoration, rehabilitation and environmental costs [member]
Disclosure of total provisions [line items]
Non-Current	29,737	406	26,572
Current	275	4	188
Total	30,012	410	26,760	$ 366	₨ 24,532
Miscellaneous other provisions [member]
Disclosure of total provisions [line items]
Non-Current	0	0
Current	558	8	541
Total	₨ 558	$ 8	₨ 541	$ 8	₨ 521